SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2017
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

10. SHARE-BASED COMPENSATION

        The Group measures share-based compensation in the consolidated statements of comprehensive income based on the fair value of equity awards on the date of the grant, with compensation expenses recognized typically on a straight-line basis over the period in which the grantee is required to provide service to the Group in exchange for the equity award. The Group estimates the fair value of stock options using the binomial option pricing model. The fair value of nonvested restricted stock with service conditions or performance conditions is based on the fair market value of the underlying ordinary shares on the date of grant.

        The share-based compensation expenses have been categorized as either hotel operating costs, general and administrative expenses or selling and marketing expenses, depending on the job functions of the grantees. For the six month period ended June 30, 2016 and 2017, the Group recognized share-based compensation expenses of RMB31,095 and RMB31,820, respectively, which was classified as follows:

	Six-month Period Ended June 30,
	2016	2017
Hotel operating costs	5,998	9,174
Selling and marketing expenses	515	658
General and administrative expenses	24,582	21,988

Total	31,095	31,820

        During the six months period ended June 30, 2016 and 2017, the Group granted the following share-based compensation:

	Six-month Period Ended June 30,
	2016		2017
	Number of Restricted Stocks	Weighted Average Grant Date Fair Value	Number of Restricted Stocks	Weighted Average Grant Date Fair Value
		US$		US$
Restricted stocks	1,176,834	6.50	214,099	15.26